Schedule of finance cost (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Imputed interest expense on related party loan (note a)	$ 184,172	$ 134,193
Fair value gain on marketable securities (note b)	(16,546)
Bank interest expense	131
Finance cost	$ 167,757	$ 134,193